Accrued Expenses and Other Current Liabilities (Details) - Palantir Technologies Inc. [Member] - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Other current liabilities	$ 3.0		$ 2.5
Accounts payable	4.9		$ 2.5
Hosting arrangement, service contract expense	$ 2.0	$ 2.0